OMB APPROVAL
OMB Number: 3235-0570 Expires: September 30, 2007 Estimated average burden hours per response: 19.4

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-08365

Evergreen Select Fixed Income Trust

_____________________________________________________________

(Exact name of registrant as specified in charter)

200 Berkeley Street

Boston, Massachusetts 02116

_____________________________________________________________

(Address of principal executive offices) (Zip code)

Michael H. Koonce, Esq.

200 Berkeley Street

Boston, Massachusetts 02116

____________________________________________________________

(Name and address of agent for service)

Registrant’s telephone number, including area code: (617) 210-3200

Date of fiscal year end:	Registrant is making a semi-annual filing for one of its series, Evergreen International Bond Fund, for the six months ended April 30, 2010. These series have October 31 fiscal year end.

Date of reporting period: April 30, 2010

Item 1 - Reports to Stockholders.

Evergreen International Bond Fund

table of contents
1	LETTER TO SHAREHOLDERS
4	FUND AT A GLANCE
7	ABOUT YOUR FUND’S EXPENSES
8	FINANCIAL HIGHLIGHTS
13	SCHEDULE OF INVESTMENTS
21	STATEMENT OF ASSETS AND LIABILITIES
22	STATEMENT OF OPERATIONS
23	STATEMENTS OF CHANGES IN NET ASSETS
24	NOTES TO FINANCIAL STATEMENTS
34	ADDITIONAL INFORMATION
36	TRUSTEES AND OFFICERS

This semiannual report must be preceded or accompanied by a prospectus of the Evergreen fund contained herein. The prospectus contains more complete information, including fees and expenses, and should be read carefully before investing or sending money.

The fund will file its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q will be available on the SEC’s Web site at http://www.sec.gov. In addition, the fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330.

A description of the fund’s proxy voting policies and procedures, as well as information regarding how the fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available by visiting our Web site at EvergreenInvestments.com or by visiting the SEC’s Web site at http://www.sec.gov. The fund’s proxy voting policies and procedures are also available without charge, upon request, by calling 800.343.2898.

Mutual Funds:

NOT FDIC INSURED	MAY LOSE VALUE	NOT BANK GUARANTEED

Evergreen InvestmentsSM is a service mark of Evergreen Investment Management Company, LLC. Copyright 2010, Evergreen Investment Management Company, LLC.

Evergreen Investment Management Company, LLC, is a subsidiary of Wells Fargo & Company and is an affiliate of Wells Fargo & Company’s broker/dealer subsidiaries. Evergreen mutual funds are distributed by Wells Fargo Funds Distributor, LLC, Member FINRA/SIPC, an affiliate of Wells Fargo & Company.

LETTER TO SHAREHOLDERS

June 2010

W. Douglas Munn

President and Chief Executive Officer

Dear Valued Shareholder:

We are pleased to provide you with this semiannual report for Evergreen International Bond Fund for the six-month period that ended April 30, 2010 (the “period”).

Leading up to the beginning of the period, a series of extraordinary financial and economic events affected the financial markets in the United States and throughout the world. After a prolonged period of uncertainty and falling share prices worldwide, stock markets staged a remarkable rally in 2009 that continued through the end of the year. In January 2010, concerns about the sustainability of the economic recovery led to a partial correction, but the markets quickly rebounded and ended the reporting period approximately where they began in 2010.

In the United States, employment data turned positive during the period, a welcome sign that the economic recovery appeared to be moving toward self-sustainability. U.S. employers added 162,000 jobs in March 2010, the most in three years. The unemployment rate edged down to 9.9% at the end of the period, after having peaked at 10.1% in October 2009—its highest level in more than 25 years. Still, more than 8 million jobs were lost during the recession and the number of long-term unemployed—those out of work for 27 weeks or longer—continued to increase, ending the period at 6.7 million.

Investors were encouraged by continued economic growth in both developed and emerging markets and were placing greater interest in underlying fundamentals, in sharp contrast to their wild pursuit of low-quality stocks just one year ago. However, this sentiment was tempered by concerns over the growing sovereign debt problems in Europe, the impact of Chinese policy tightening, and fears over U.S. bank regulation. A rally in the U.S. dollar and a decline in commodity prices also had an impact.

Investors appeared caught between increasing signs of a cyclical upturn and the fear of lingering systematic risks in the wake of the 2008 crisis, with the resulting market volatility. For instance, as the period drew to a close, investors became increasingly nervous about the European Union’s willingness and ability to bail out Greece, while Fitch Ratings downgraded Portugal’s sovereign debt and Spain moved onto investors’ worry radar. As a result, the euro sold off almost 1.5% in a two-day time period, extending its four-month, 11% drop versus the dollar. During that time, investors largely ignored concurrent data that showed U.S. durable goods orders climbing for three months in a row, and business confidence in Germany reached its highest level

LETTER TO SHAREHOLDERS continued

since June 2008. It was difficult to shake the feeling that the recovery in the West rested on a weak foundation.

In Asia, the situation was much different. Starting in the second half of 2009, Asia began to show signs of a sustained recovery, well ahead of the rest of the world. Without the structural balance sheet issues faced by Western economies, Asian credit growth picked up far earlier, particularly in China and more recently in India. In sharp contrast to Europe and the United States, where a fear of debt-deflation spiral hung over the market near the end of the period, investors in Asia were increasingly worried about rising inflation. Currently, the major risk we see is that Asian central banks will begin to tighten credit and choke off growth in the region. Notably, in March of 2010, India became the first major emerging market to raise interest rates in response to rapidly increasing inflation.

The tension between macro-economic forces, cyclical factors, and structural imbalances made for an interesting, if challenging, investing environment. Our current view is that we must be wary of the ongoing, largely unaddressed structural imbalances in the West, while cautiously embracing the strong cyclical upturn in Asia. It remains true that the U.S. economy was propped up by government borrowing during most of the period, which merely offset massive deleveraging at the household and corporate level. Renewed weakness in Western and Eastern Europe is a current concern, and negative surprises presently remain possible in the coming months. Sovereign debt crises in Dubai and Greece may not be the only ones investors will contend with in the next few years. Asia, on the other hand, currently looks healthier. With strong balance sheets and growing economies, that area inspires optimism that good investment opportunities may emerge.

During the period, management teams for Evergreen’s global and international funds focused on opportunities in various segments of global capital markets. Managers of Evergreen Global Large Cap Equity Fund and Evergreen Global Opportunities Fund, for example, looked at opportunities in both domestic and foreign stock markets. Evergreen Global Large Cap Equity Fund emphasized investments in larger corporations, while Evergreen Global Opportunities Fund concentrated on mid cap and small cap growth stocks. The team managing Evergreen Intrinsic World Equity Fund searched equity markets throughout the world to find high-quality companies with catalysts that could bring improved stock performance over a three- to five-year horizon. At the same time, the team managing Evergreen International Equity Fund concentrated on foreign larger cap equities, with some exposure to mid cap, small cap, and emerging market stocks. Meanwhile, the focus in Evergreen Emerging Markets Growth Fund was on emerging and developing economies. The London-based management team of Evergreen International Bond Fund invested in foreign fixed income markets based on their analysis of macroeconomic fundamentals, interest rate expectations and currency movements.

LETTER TO SHAREHOLDERS continued

We believe the changing conditions in the investment environment over the period have underscored the value of a well-diversified, long-term investment strategy to help soften the effects of volatility in any one market or asset class. As always, we encourage investors to maintain diversified investment portfolios in pursuit of their long-term investment goals.

Please visit us at EvergreenInvestments.com for more information about our funds and other investment products available to you. Thank you for your continued support of Evergreen Investments.

Sincerely,

W. Douglas Munn

President and Chief Executive Officer

Evergreen Funds

Notice to Shareholders:

The Evergreen Funds’ Board of Trustees has unanimously approved the reorganizations of the Evergreen Funds, including the Fund in this report, into Wells Fargo Advantage Funds®. The reorganization of the Fund was approved by the Fund’s shareholders at a meeting held in June 2010. It is anticipated that the reorganization of the Fund, if all conditions to the closing are satisfied, will occur in July 2010. Additional information, including a description of the applicable reorganization and information about fees, expenses, and risk factors, was provided to shareholders of each Evergreen Fund in a Prospectus/Proxy Statement that was mailed in April 2010.

The foregoing is not an offer to sell, nor is it a solicitation of an offer to buy, shares of any Wells Fargo Advantage Fund, nor is it a solicitation of any proxy. For more information, or to receive a free copy of the Prospectus/Proxy Statement please call 1.800.343.2898 or visit Evergreeninvestments.com. The Prospectus/Proxy Statement is also available for free on the Securities and Exchange Commission’s website (www.sec.gov). Please read the Prospectus/Proxy Statement carefully before making any investment decisions.

FUND AT A GLANCE

as of April 30, 2010

MANAGEMENT TEAM

Investment Advisor:

Evergreen Investment Management Company, LLC

Sub-Advisor:

First International Advisors, LLC

Portfolio Managers:

Anthony Norris; Peter Wilson; Michael Lee; Alex Perrin

CURRENT INVESTMENT STYLE

Source: Morningstar, Inc.

Morningstar’s style box is based on a portfolio date as of 3/31/2010.

The Fixed Income style box placement is based on a fund’s average effective maturity or duration and the average credit rating of the bond portfolio.

PERFORMANCE AND RETURNS

Portfolio inception date: 12/15/1993

	Class A	Class B	Class C	Class I	Class IS
Class inception date	9/30/2003	9/30/2003	9/30/2003	12/15/1993	12/15/1993

Nasdaq symbol	ESIYX	ESIUX	ESIVX	ESICX	ESIBX

6-month return with sales charge	-5.81%	-6.34%	-2.41%	N/A	N/A

6-month return w/o sales charge	-1.10%	-1.46%	-1.43%	-0.88%	-1.01%

Average annual return*

1-year with sales charge	7.94%	7.48%	11.44%	N/A	N/A

1-year w/o sales charge	13.27%	12.48%	12.44%	13.63%	13.35%

5-year	4.17%	4.11%	4.44%	5.50%	5.22%

10-year	8.23%	8.41%	8.25%	8.94%	8.69%

Maximum sales charge	4.75%	5.00%	1.00%	N/A	N/A
	Front-end	CDSC	CDSC

*	Adjusted for maximum applicable sales charge, unless noted.

Past performance is no guarantee of future results. The performance quoted represents past performance and current performance may be lower or higher. The investment return and principal value of an investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance information current to the most recent month-end for Classes A, B, C, I or IS, please go to EvergreenInvestments.com/fundperformance. The performance of each class may vary based on differences in loads, fees and expenses paid by the shareholders investing in each class. Performance includes the reinvestment of income dividends and capital gain distributions. Performance shown does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Historical performance shown for Classes A, B and C prior to their inception is based on the performance of Class I, one of the original classes offered along with Class IS. The historical returns for Classes A, B, and C have not been adjusted to reflect the effect of each class’ 12b-1 fee. These fees are 0.25% for Classes A and IS and 1.00% for Classes B and C. Class I does not pay a 12b-1 fee. If these fees had been reflected, returns for Classes A, B and C would have been lower.

Class B shares are closed to new investments by new and existing shareholders.

FUND AT A GLANCE continued

Comparison of a $10,000 investment in the Evergreen International Bond Fund Class A shares, reflective of maximum applicable sales charge, versus a similar investment in the BofA Merrill Lynch Global Broad Market ex US Index† (BofAMLGBMXUS) and the Consumer Price Index (CPI).

The BofAMLGBMXUS is an unmanaged market index and does not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses or any taxes. The CPI is a commonly used measure of inflation and does not represent an investment return. It is not possible to invest directly in an index.

Returns reflect expense limits previously in effect, without which returns would have been lower.

Class I shares are only offered, subject to the minimum initial purchase requirements, in the following manner: (1) to investment advisory clients of EIMC (or its advisory affiliates), (2) to employer- or state-sponsored benefit plans, including but not limited to, retirement plans, defined benefit plans, deferred compensation plans, or savings plans, (3) to fee-based mutual fund wrap accounts, (4) through arrangements entered into on behalf of the Evergreen funds with certain financial services firms, (5) to certain institutional investors, and (6) to persons who owned Class Y shares in registered name in an Evergreen fund on or before December 31, 1994 or who owned shares of any SouthTrust fund in registered name as of March 18, 2005 or who owned shares of Vestaur Securities Fund as of May 20, 2005.

Class I and IS shares are only available to institutional shareholders with a minimum of $1 million investment, which may be waived in certain situations.

The fund’s investment objective may be changed without a vote of the fund’s shareholders.

Foreign investments may contain more risk due to the inherent risks associated with changing political climates, foreign market instability and foreign currency fluctuations.

Funds that concentrate their investments in a limited number of countries may face increased risk of price fluctuation over more diversified funds due to adverse developments within those countries.

Derivatives involve additional risks including interest rate risk, credit risk, the risk of improper valuation and the risk of non-correlation to the relevant instruments they are designed to hedge or to closely track.

High yield, lower-rated bonds may contain more risk due to the increased possibility of default.

FUND AT A GLANCE continued

This section left intentionally blank

The return of principal is not guaranteed due to fluctuation in the fund’s NAV caused by changes in the price of individual bonds held by the fund and the buying and selling of bonds by the fund. Bond funds have the same inflation, interest rate and credit risks as individual bonds. Generally, the value of bond funds rises when prevailing interest rates fall, and falls when interest rates rise.

†	Copyright 2010. BofA Merrill Lynch, Pierce, Fenner & Smith Incorporated. All rights reserved.

All data is as of April 30, 2010, and subject to change.

ABOUT YOUR FUND’S EXPENSES

The Example below is intended to describe the fees and expenses borne by shareholders and the impact of those costs on your investment.

Example

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2009 to April 30, 2010.

The example illustrates your fund’s costs in two ways:

• Actual expenses

The section in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate column for your share class, in the column entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

• Hypothetical example for comparison purposes

The section in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees. Therefore, the section in the table under the heading “Hypothetical (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 11/1/2009	Ending Account Value 4/30/2010	Expenses Paid During Period*

Actual
Class A	$1,000.00	$ 989.02	$5.38
Class B	$1,000.00	$ 985.42	$9.01
Class C	$1,000.00	$ 985.67	$9.06
Class I	$1,000.00	$ 991.16	$4.15
Class IS	$1,000.00	$ 989.88	$5.33
Hypothetical
(5% return before expenses)
Class A	$1,000.00	$1,019.39	$5.46
Class B	$1,000.00	$1,015.72	$9.15
Class C	$1,000.00	$1,015.67	$9.20
Class I	$1,000.00	$1,020.63	$4.21
Class IS	$1,000.00	$1,019.44	$5.41

*

For each class of the fund, expenses are equal to the annualized expense ratio of each class (1.09% for Class A, 1.83% for Class B, 1.84% for Class C, 0.84% for Class I and 1.08% for Class IS), multiplied by the average account value over the period, multiplied by 181 / 365 days.

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended April 30, 2010 (unaudited)	Year Ended October 31,

CLASS A		2009	2008	2007	2006	2005

Net asset value, beginning of period	$11.59	$10.36	$11.57	$10.54	$10.74	$11.41

Income from investment operations
Net investment income	0.20 [1]	0.39 [1]	0.47 [1]	0.43 [1]	0.39	0.35 [1]
Net realized and unrealized gains or losses on investments	(0.32)	2.20	(0.92)	0.71	(0.17)	(0.55)

Total from investment operations	(0.12)	2.59	(0.45)	1.14	0.22	(0.20)

Distributions to shareholders from
Net investment income	(0.22)	(1.36)	(0.76)	(0.11)	0	(0.42)
Net realized gains	0	0	0	0	(0.02)	(0.05)
Tax basis return of capital	0	0	0	0	(0.40)	0

Total distributions to shareholders	(0.22)	(1.36)	(0.76)	(0.11)	(0.42)	(0.47)

Net asset value, end of period	$11.25	$11.59	$10.36	$11.57	$10.54	$10.74

Total return[2]	(1.10)%	26.34%	(4.07)%	10.90%	2.06%	(1.99)%

Ratios and supplemental data
Net assets, end of period (thousands)	$323,230	$246,719	$66,649	$49,993	$90,166	$81,315
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	1.09%[3]	1.05%	0.99%	1.00%	1.09%	1.10%
Expenses excluding waivers/reimbursements and expense reductions	1.09%[3]	1.05%	1.01%	1.05%	1.11%	1.10%
Net investment income	3.58%[3]	3.65%	4.05%	4.01%	3.70%	3.08%
Portfolio turnover rate	32%	118%	87%	106%	196%	86%

1	Per share amount is based on average shares outstanding during the period.
2	Excluding applicable sales charges
3	Annualized

See Notes to Financial Statements

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended April 30, 2010 (unaudited)	Year Ended October 31,

CLASS B		2009	2008	2007	2006	2005

Net asset value, beginning of period	$11.54	$10.37	$11.58	$10.56	$10.75	$11.42

Income from investment operations
Net investment income	0.15	0.30 [1]	0.38 [1]	0.35 [1]	0.31 [1]	0.27 [1]
Net realized and unrealized gains or losses on investments	(0.32)	2.21	(0.91)	0.70	(0.16)	(0.55)

Total from investment operations	(0.17)	2.51	(0.53)	1.05	0.15	(0.28)

Distributions to shareholders from
Net investment income	(0.10)	(1.34)	(0.68)	(0.03)	0	(0.34)
Net realized gains	0	0	0	0	(0.02)	(0.05)
Tax basis return of capital	0	0	0	0	(0.32)	0

Total distributions to shareholders	(0.10)	(1.34)	(0.68)	(0.03)	(0.34)	(0.39)

Net asset value, end of period	$11.27	$11.54	$10.37	$11.58	$10.56	$10.75

Total return[2]	(1.46)%	25.44%	(4.74)%	10.08%	1.32%	(2.68)%

Ratios and supplemental data
Net assets, end of period (thousands)	$10,506	$11,615	$10,345	$7,747	$9,157	$10,140
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	1.83%[3]	1.79%	1.74%	1.74%	1.81%	1.80%
Expenses excluding waivers/reimbursements and expense reductions	1.83%[3]	1.79%	1.74%	1.74%	1.81%	1.80%
Net investment income	2.81%[3]	2.86%	3.30%	3.28%	2.96%	2.39%
Portfolio turnover rate	32%	118%	87%	106%	196%	86%

1	Per share amount is based on average shares outstanding during the period.
2	Excluding applicable sales charges
3	Annualized

See Notes to Financial Statements

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended April 30, 2010 (unaudited)	Year Ended October 31,

CLASS C		2009	2008	2007	2006	2005

Net asset value, beginning of period	$11.51	$10.35	$11.56	$10.53	$10.73	$11.40

Income from investment operations
Net investment income	0.16	0.30 [1]	0.38 [1]	0.35 [1]	0.31 [1]	0.27 [1]
Net realized and unrealized gains or losses on investments	(0.32)	2.20	(0.91)	0.71	(0.17)	(0.55)

Total from investment operations	(0.16)	2.50	(0.53)	1.06	0.14	(0.28)

Distributions to shareholders from
Net investment income	(0.13)	(1.34)	(0.68)	(0.03)	0	(0.34)
Net realized gains	0	0	0	0	(0.02)	(0.05)
Tax basis return of capital	0	0	0	0	(0.32)	0

Total distributions to shareholders	(0.13)	(1.34)	(0.68)	(0.03)	(0.34)	(0.39)

Net asset value, end of period	$11.22	$11.51	$10.35	$11.56	$10.53	$10.73

Total return[2]	(1.43)%	25.47%	(4.85)%	10.09%	1.31%	(2.67)%

Ratios and supplemental data
Net assets, end of period (thousands)	$32,630	$33,330	$18,044	$19,983	$26,057	$31,389
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	1.84%[3]	1.79%	1.74%	1.74%	1.81%	1.80%
Expenses excluding waivers/reimbursements and expense reductions	1.84%[3]	1.79%	1.74%	1.74%	1.81%	1.80%
Net investment income	2.81%[3]	2.87%	3.31%	3.27%	2.96%	2.38%
Portfolio turnover rate	32%	118%	87%	106%	196%	86%

1	Per share amount is based on average shares outstanding during the period.
2	Excluding applicable sales charges
3	Annualized

See Notes to Financial Statements

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended April 30, 2010 (unaudited)	Year Ended October 31,

CLASS I		2009	2008	2007	2006	2005

Net asset value, beginning of period	$11.59	$10.35	$11.56	$10.54	$10.73	$11.40

Income from investment operations
Net investment income	0.22	0.43	0.50	0.47	0.42 [1]	0.38 [1]
Net realized and unrealized gains or losses on investments	(0.32)	2.18	(0.92)	0.69	(0.16)	(0.55)

Total from investment operations	(0.10)	2.61	(0.42)	1.16	0.26	(0.17)

Distributions to shareholders from
Net investment income	(0.24)	(1.37)	(0.79)	(0.14)	0	(0.45)
Net realized gains	0	0	0	0	(0.02)	(0.05)
Tax basis return of capital	0	0	0	0	(0.43)	0

Total distributions to shareholders	(0.24)	(1.37)	(0.79)	(0.14)	(0.45)	(0.50)

Net asset value, end of period	$11.25	$11.59	$10.35	$11.56	$10.54	$10.73

Total return	(0.88)%	26.71%	(3.88)%	11.14%	2.45%	(1.71)%

Ratios and supplemental data
Net assets, end of period (thousands)	$979,130	$997,308	$902,304	$1,032,304	$943,309	$806,728
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	0.84%[2]	0.79%	0.73%	0.74%	0.81%	0.80%
Expenses excluding waivers/reimbursements and expense reductions	0.84%[2]	0.79%	0.73%	0.74%	0.81%	0.80%
Net investment income	3.81%[2]	3.86%	4.31%	4.31%	3.98%	3.39%
Portfolio turnover rate	32%	118%	87%	106%	196%	86%

1	Per share amount is based on average shares outstanding during the period.
2	Annualized

See Notes to Financial Statements

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended April 30, 2010 (unaudited)	Year Ended October 31,

CLASS IS		2009	2008	2007	2006	2005

Net asset value, beginning of period	$11.60	$10.37	$11.59	$10.55	$10.74	$11.41

Income from investment operations
Net investment income	0.20 [1]	0.36	0.47 [1]	0.42 [1]	0.40	0.35 [1]
Net realized and unrealized gains or losses on investments	(0.31)	2.23	(0.93)	0.72	(0.16)	(0.55)

Total from investment operations	(0.11)	2.59	(0.46)	1.14	0.24	(0.20)

Distributions to shareholders from
Net investment income	(0.21)	(1.36)	(0.76)	(0.10)	0	(0.42)
Net realized gains	0	0	0	0	(0.02)	(0.05)
Tax basis return of capital	0	0	0	0	(0.41)	0

Total distributions to shareholders	(0.21)	(1.36)	(0.76)	(0.10)	(0.43)	(0.47)

Net asset value, end of period	$11.28	$11.60	$10.37	$11.59	$10.55	$10.74

Total return	(1.01)%	26.33%	(4.09)%	10.98%	2.11%	(1.95)%

Ratios and supplemental data
Net assets, end of period (thousands)	$4,286	$4,947	$5,104	$6,417	$18,275	$20,158
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	1.08%[2]	1.03%	0.98%	1.00%	1.06%	1.05%
Expenses excluding waivers/reimbursements and expense reductions	1.08%[2]	1.03%	0.98%	1.00%	1.06%	1.05%
Net investment income	3.56%[2]	3.60%	4.06%	3.86%	3.73%	3.13%
Portfolio turnover rate	32%	118%	87%	106%	196%	86%

1	Per share amount is based on average shares outstanding during the period.
2	Annualized

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS

April 30, 2010 (unaudited)

	Principal Amount	Value

CORPORATE BONDS 1.8%
CONSUMER STAPLES 1.1%
Beverages 1.1%
Anheuser-Busch InBev, 6.875%, 11/15/2019 144A	$12,425,000	$14,388,027

FINANCIALS 0.6%
Consumer Finance 0.6%
Daimler Financial Services AG, 4.875%, 06/15/2010	7,394,000	7,424,885

INDUSTRIALS 0.1%
Commercial Services & Supplies 0.1%
ARAMARK Corp., 8.50%, 02/01/2015	1,850,000	1,898,562

Total Corporate Bonds (cost $21,505,414)		23,711,474

FOREIGN BONDS – CORPORATE (PRINCIPAL AMOUNT DENOMINATED IN CURRENCY INDICATED) 31.5%
CONSUMER DISCRETIONARY 2.2%
Hotels, Restaurants & Leisure 0.5%
Royal Caribbean Cruises, Ltd., 5.625%, 01/27/2014 EUR	900,000	1,159,360
William Hill plc, 7.125%, 11/11/2016 GBP	3,600,000	5,659,659

		6,819,019

Media 1.2%
Central European Media Enterprises, Ltd.:
11.625%, 09/15/2016 EUR ρ	2,855,000	4,124,399
FRN, 2.62%, 05/15/2014 EUR	1,800,000	2,013,152
UPC Germany GmbH, 9.625%, 12/01/2019 EUR	4,500,000	6,410,930
Ziggo Bond Co. BV, 8.00%, 05/15/2018 EUR #	2,500,000	3,321,701

		15,870,182

Multiline Retail 0.5%
Marks & Spencer Group plc:
5.625%, 03/24/2014 GBP #	1,000,000	1,606,707
5.875%, 05/29/2012 GBP	3,200,000	5,182,735

		6,789,442

CONSUMER STAPLES 4.5%
Food & Staples Retailing 1.7%
Tesco plc, 5.875%, 09/12/2016 EUR	15,050,000	22,956,660

Household Products 1.1%
Procter & Gamble Co., 4.50%, 05/12/2014 EUR	10,501,000	15,127,958

Tobacco 1.7%
British American Tobacco plc, 5.875%, 03/12/2015 EUR ρ	7,650,000	11,516,848
Imperial Tobacco Group plc:
7.25%, 09/15/2014 EUR	2,300,000	3,564,499
8.375%, 02/17/2016 EUR	5,000,000	8,273,735

		23,355,082

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

April 30, 2010 (unaudited)

	Principal Amount	Value

FOREIGN BONDS – CORPORATE (PRINCIPAL AMOUNT DENOMINATED IN CURRENCY INDICATED) continued
FINANCIALS 17.2%
Capital Markets 0.3%
Morgan Stanley, 5.375%, 11/14/2013 GBP	2,791,000	$4,480,778

Commercial Banks 7.6%
Eurofima, 6.25%, 12/28/2018 AUD	21,000,000	18,924,369
European Investment Bank:
4.25%, 10/15/2014 EUR	4,640,000	6,735,071
4.75%, 10/15/2017 EUR	10,000,000	14,901,120
6.125%, 01/23/2017 AUD	12,667,000	11,576,054
6.50%, 09/10/2014 NZD	11,189,000	8,501,314
9.625%, 04/01/2015 TRY	1,050,000	691,289
10.00%, 09/10/2013 TRY #	1,200,000	813,301
International Bank for Reconstruction & Development, 5.75%, 02/17/2015 AUD	700,000	641,566
Kreditanstalt fur Wiederaufbau, 4.375%, 07/04/2018 EUR	7,000,000	10,178,804
Landwirtschaftliche Rentenbank, 5.75%, 01/21/2015 AUD	13,912,000	12,606,920
Rabobank Australia, Ltd., 6.25%, 11/22/2011 NZD	2,673,000	1,995,683
Rabobank Nederland:
4.25%, 01/16/2017 EUR	8,041,000	11,356,813
6.25%, 07/10/2014 NZD	4,361,000	3,258,642

		102,180,946

Consumer Finance 3.0%
Ardagh Glass Finance, 8.75%, 02/01/2020 EUR ρ	4,000,000	5,565,460
Cemex Finance, LLC:
4.75%, 03/05/2014 EUR	2,000,000	2,350,009
9.625%, 12/14/2017 EUR	2,035,000	2,797,559
HSBC Finance Corp., 7.00%, 03/27/2012 GBP	2,238,000	3,666,393
ISS Financing plc, 11.00%, 06/15/2014 EUR	4,050,000	5,958,571
JTI UK Finance plc, 4.50%, 04/02/2014 EUR	2,780,000	3,992,696
SLM Corp., 6.50%, 06/15/2010 NZD	2,293,000	1,666,795
Smurfit Kappa Funding plc, 7.25%, 11/15/2017 EUR	3,850,000	5,305,495
Virgin Media Finance plc:
8.75%, 04/15/2014 EUR	609,079	833,259
8.875%, 10/15/2019 GBP ρ	1,563,000	2,571,069
Wind Acquisition Finance SpA:
9.75%, 12/01/2015 EUR	2,990,000	4,219,897
11.75%, 07/15/2017 EUR	1,000,000	1,477,909

		40,405,112

Diversified Financial Services 2.0%
Bank of America Corp., 7.00%, 06/15/2016 EUR	8,200,000	12,460,367
CEDC Financial Corporation International, Inc., 8.875%, 12/01/2016 EUR	2,450,000	3,490,396

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

April 30, 2010 (unaudited)

	Principal Amount	Value

FOREIGN BONDS – CORPORATE (PRINCIPAL AMOUNT DENOMINATED IN CURRENCY INDICATED) continued
FINANCIALS continued
Diversified Financial Services continued
General Electric Capital Australia Funding:
6.00%, 06/15/2011 AUD	2,751,000	$2,536,850
6.00%, 03/15/2019 AUD	1,405,000	1,142,627
General Electric Capital Corp., 7.625%, 12/10/2014 NZD	10,200,000	7,821,164

		27,451,404

Thrifts & Mortgage Finance 4.3%
Nationwide Building Society, FRN, 3.75%, 01/20/2015 EUR	4,000,000	5,309,539
Realkredit Danmark, 2.00%, 01/01/2013 DKK	295,625,000	52,397,714

		57,707,253

HEALTH CARE 2.0%
Pharmaceuticals 2.0%
GlaxoSmithKline plc, 5.625%, 12/13/2017 EUR	11,750,000	18,001,728
Pfizer, Inc., 4.75%, 06/03/2016 EUR	6,600,000	9,641,035

		27,642,763

INDUSTRIALS 1.7%
Aerospace & Defense 0.5%
Bombardier, Inc., 7.25%, 11/15/2016 EUR	4,760,000	6,654,586

Building Products 0.4%
HeidelbergCement AG, 8.00%, 01/31/2017 EUR	4,000,000	5,518,859

Commercial Services & Supplies 0.3%
Iron Mountain, Inc.:
6.75%, 10/15/2018 EUR	2,870,000	3,783,048
7.25%, 04/15/2014 GBP	125,000	193,169

		3,976,217

Machinery 0.4%
Harsco Corp., 7.25%, 10/27/2010 GBP	2,293,000	3,565,805
Savcio Holdings, Ltd., 8.00%, 02/15/2013 EUR	1,701,000	2,253,472

		5,819,277

Trading Companies & Distributors 0.1%
Rexel SA, 8.25%, 12/15/2016 EUR	600,000	838,813

MATERIALS 1.7%
Chemicals 0.8%
Kerling plc, 10.625%, 01/28/2017 EUR	3,700,000	5,246,578
Rockwood Specialties Group, Inc., 7.625%, 11/15/2014 EUR	4,100,000	5,540,828

		10,787,406

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

April 30, 2010 (unaudited)

	Principal Amount	Value

FOREIGN BONDS – CORPORATE (PRINCIPAL AMOUNT DENOMINATED IN CURRENCY INDICATED) continued
MATERIALS continued
Containers & Packaging 0.6%
Owens-Brockway Glass Containers, Inc., 6.75%, 12/01/2014 EUR	376,000	$513,141
Owens-Illinois European Group BV, 6.875%, 03/31/2017 EUR	3,396,000	4,589,427
Pregis Corp., FRN, 5.64%, 04/15/2013 EUR	2,050,000	2,456,525

		7,559,093

Metals & Mining 0.3%
New World Resources NV, 7.375%, 05/15/2015 EUR	3,530,000	4,559,017

TELECOMMUNICATION SERVICES 0.8%
Diversified Telecommunication Services 0.4%
France Telecom, 4.75%, 02/21/2017 EUR	3,500,000	5,071,652

Wireless Telecommunication Services 0.4%
Vodafone Group, 6.875%, 12/04/2013 EUR	3,440,000	5,278,528

UTILITIES 1.4%
Independent Power Producers & Energy Traders 0.3%
Infinis plc, 9.125%, 12/15/2014 GBP	2,872,000	4,548,107

Multi-Utilities 1.1%
Veolia Environnement SA:
4.00%, 02/12/2016 EUR	5,205,000	7,186,558
4.375%, 01/16/2017 EUR	5,000,000	6,973,388

		14,159,946

Total Foreign Bonds – Corporate (Principal Amount Denominated in Currency Indicated) (cost $420,940,323)		425,558,100

FOREIGN BONDS – GOVERNMENT (PRINCIPAL AMOUNT DENOMINATED IN CURRENCY INDICATED) 60.7%
Australia:
Ser. 124, 5.75%, 05/15/2021 AUD	25,000,000	23,131,797
Ser. 17RG, 5.50%, 03/01/2017 AUD	6,371,000	5,744,341
Ser. 19, 6.00%, 04/01/2019 AUD	13,950,000	12,882,785
Ser. 25CI, 3.00%, 09/20/2025 AUD	41,985,000	40,457,430
Brazil:
10.25%, 01/10/2028 BRL ρ	4,520,000	2,629,570
12.50%, 01/05/2016 BRL ρ	16,300,000	10,502,517
12.50%, 01/05/2022 BRL	34,700,000	22,981,950
Caisse d’Amortissement de la Dette Sociale, 4.125%, 04/25/2017 EUR	26,235,000	37,696,214
Canada, 6.25%, 06/16/2015 NZD	18,150,000	13,522,317
Denmark, 4.00%, 11/15/2015 DKK	56,900,000	10,937,181
France:
2.25%, 07/25/2020 EUR	31,699,902	46,486,600
3.50%, 04/25/2020 EUR	15,400,000	20,853,105
4.75%, 04/25/2035 EUR	12,400,000	18,780,099

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

April 30, 2010 (unaudited)

	Principal Amount	Value

FOREIGN BONDS – GOVERNMENT (PRINCIPAL AMOUNT DENOMINATED IN CURRENCY INDICATED) continued
Germany:
3.25%, 01/04/2020 EUR	28,150,000	$38,372,343
3.75%, 01/04/2019 EUR	21,550,000	30,640,406
4.25%, 07/04/2039 EUR	11,750,000	17,228,700
Hungary, 6.75%, 02/24/2017 HUF	8,012,500,000	40,666,915
Indonesia, 10.00%, 07/15/2017 IDR	13,050,000,000	1,567,954
Korea:
5.25%, 09/10/2015 KRW	11,400,000,000	10,717,450
5.25%, 03/10/2027 KRW	30,590,000,000	28,267,467
Malaysia, 3.84%, 08/12/2015 MYR	127,850,000	40,468,931
Mexico:
9.50%, 12/18/2014 MXN	448,105,000	40,555,008
10.00%, 12/05/2024 MXN	13,400,000	1,315,811
Morocco, 5.375%, 06/27/2017 EUR	245,000	341,700
Netherlands:
4.00%, 07/15/2018 EUR	8,500,000	12,192,831
4.00%, 01/15/2037 EUR	14,600,000	20,050,529
New Zealand, 6.00%, 12/15/2017 NZD	36,840,000	27,291,001
Norway:
4.25%, 05/19/2017 NOK	276,090,000	49,530,378
5.00%, 05/15/2015 NOK	73,100,000	13,581,767
Philippines, 6.25%, 03/15/2016 EUR	850,000	1,247,735
Poland:
5.00%, 10/24/2013 PLN	3,500,000	1,194,079
5.25%, 04/25/2013 PLN	109,785,000	37,856,676
Slovenia, 4.375%, 02/06/2019 EUR	7,575,000	10,516,494
South Africa, 5.25%, 05/16/2013 EUR	420,000	596,676
Sweden:
3.75%, 08/12/2017 SEK	439,940,000	64,309,763
4.25%, 03/12/2019 SEK	416,500,000	63,718,198
Turkey, 5.50%, 02/16/2017 EUR	620,000	862,729
Ukraine, 4.95%, 10/13/2015 EUR	170,000	202,603

Total Foreign Bonds – Government (Principal Amount Denominated in Currency Indicated) (cost $806,964,482)		819,900,050

YANKEE OBLIGATIONS – CORPORATE 3.3%
CONSUMER DISCRETIONARY 0.2%
Multiline Retail 0.2%
Marks & Spencer Group plc, 6.25%, 12/01/2017 ρ	$2,500,000	2,598,820

CONSUMER STAPLES 0.3%
Food & Staples Retailing 0.3%
Tesco plc, 5.50%, 11/15/2017	3,250,000	3,448,948

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

April 30, 2010 (unaudited)

	Principal Amount	Value

YANKEE OBLIGATIONS – CORPORATE continued
FINANCIALS 1.6%
Capital Markets 0.2%
BP Capital Markets plc, 3.875%, 03/10/2015	$2,400,000	$2,513,194

Commercial Banks 0.1%
Eurasian Development Bank, 7.375%, 09/29/2014 144A	300,000	322,500
KfW Bankengruppe, 4.875%, 06/17/2019	1,420,000	1,529,713

		1,852,213

Consumer Finance 1.3%
Petroplus Finance, Ltd., 5.75%, 01/20/2020	12,685,000	12,883,698
Sable International Finance, Ltd., 7.75%, 02/15/2017 144A #	2,675,000	2,775,312
Virgin Media Finance plc, 9.125%, 08/15/2016	1,591,000	1,698,393

		17,357,403

Diversified Financial Services 0.0%
TNK-BP Finance SA, 6.25%, 02/02/2015 144A	100,000	104,000

TELECOMMUNICATION SERVICES 1.2%
Diversified Telecommunication Services 1.2%
Deutsche Telekom, 4.875%, 07/08/2014	15,000,000	15,889,080

UTILITIES 0.0%
Electric Utilities 0.0%
E.ON AG, 5.80%, 04/30/2018	500,000	541,804

Total Yankee Obligations – Corporate (cost $41,576,802)		44,305,462

YANKEE OBLIGATIONS – GOVERNMENT 0.6%
Bahamas, 6.95%, 11/20/2029	400,000	407,330
Brazil, 7.125%, 01/20/2037	1,850,000	2,118,250
Colombia:
7.375%, 03/18/2019	850,000	976,650
8.125%, 05/21/2024	775,000	931,938
Indonesia, 7.75%, 01/17/2038	250,000	291,875
Mexico, 5.95%, 03/19/2019	634,000	682,184
Peru, 8.375%, 05/03/2016	565,000	692,125
Philippines, 6.50%, 01/20/2020	1,150,000	1,260,687
Russia, Step Bond, 7.50%, 03/31/2030 ††	368,000	421,581
Sri Lanka, 7.40%, 01/22/2015	215,000	226,825
Vietnam, 6.75%, 01/29/2020	300,000	311,656

Total Yankee Obligations – Government (cost $7,833,588)		8,321,101

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

April 30, 2010 (unaudited)

	Shares	Value

SHORT-TERM INVESTMENTS 2.7%
MUTUAL FUND SHARES 2.7%
Evergreen Institutional Money Market Fund, Class I, 0.02% ø q ##	16,152,274	$16,152,274
State Street Navigator Securities Lending Prime Portfolio, 0.23% § ρρ	20,359,907	20,359,907

Total Short-Term Investments (cost $36,512,181)		36,512,181

Total Investments (cost $1,335,332,790) 100.6%		1,358,308,368
Other Assets and Liabilities (0.6%)		(8,528,024)

Net Assets 100.0%		$1,349,780,344

144A

Security that may be sold to qualified institutional buyers under Rule 144A of the Securities Act of 1933, as amended. This security has been determined to be liquid under guidelines established by the Board of Trustees, unless otherwise noted.

ρ	All or a portion of this security is on loan.
#	When-issued or delayed delivery security
††	The rate shown is the stated rate at the current period end.
ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.
q	Rate shown is the 7-day annualized yield at period end.
##	All or a portion of this security has been segregated for when-issued or delayed delivery securities.
§	Rate shown is the 1-day annualized yield at period end.
ρρ	All or a portion of this security represents investment of cash collateral received from securities on loan.

Summary of Abbreviations
AUD	Australian Dollar
BRL	Brazil Real
DKK	Danish Krone
EUR	Euro
FRN	Floating Rate Note
GBP	Great British Pound
HUF	Hungarian Forint
IDR	Indonesian Rupiah
KRW	Republic of Korea Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar
PLN	Polish Zloty
SEK	Swedish Krona
TRY	Turkish Lira

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

April 30, 2010 (unaudited)

The following table shows the percent of total long-term investments by geographic location as of April 30, 2010:

France	10.9%
Sweden	9.7%
Germany	9.3%
United Kingdom	8.9%
United States	7.4%
Australia	6.7%
Netherlands	6.1%
Denmark	4.8%
Norway	4.8%
Luxembourg	4.0%
Mexico	3.2%
Hungary	3.1%
Malaysia	3.1%
Poland	3.0%
South Korea	2.9%
Brazil	2.9%
New Zealand	2.1%
Canada	1.5%
Switzerland	1.4%
Cayman Islands	1.2%
Ireland	0.8%
Slovenia	0.8%
Bermuda	0.5%
South Africa	0.2%
Philippines	0.2%
Colombia	0.1%
Indonesia	0.1%
Liberia	0.1%
Turkey	0.1%
Peru	0.1%

100.0%

The following table shows the percent of total bonds by credit quality based on Moody’s and Standard & Poor’s ratings as of April 30, 2010:

AAA	53.7%
AA	4.8%
A	18.8%
BBB	13.8%
BB	2.9%
B	6.0%

100.0%

The following table shows the percent of total bonds based on effective maturity as of April 30, 2010:

Less than 1 year	1.1%
1 to 3 year(s)	8.1%
3 to 5 years	13.5%
5 to 10 years	60.3%
10 to 20 years	12.6%
20 to 30 years	4.4%

100.0%

See Notes to Financial Statements

STATEMENT OF ASSETS AND LIABILITIES

April 30, 2010 (unaudited)

Assets
Investments in unaffiliated issuers, at value (cost $1,319,180,516) including $19,985,391 of securities loaned	$1,342,156,094
Investments in affiliated issuers, at value (cost $16,152,274)	16,152,274

Total investments	1,358,308,368
Foreign currency, at value (cost $3,787,955)	3,768,262
Receivable for securities sold	784,244
Receivable for Fund shares sold	4,448,561
Interest receivable	24,588,646
Receivable for securities lending income	933
Unrealized gains on forward foreign currency exchange contracts	358,716
Prepaid expenses and other assets	191,731

Total assets	1,392,449,461

Liabilities
Payable for securities purchased	5,968,811
Payable for Fund shares redeemed	1,589,120
Unrealized losses on forward foreign currency exchange contracts	14,573,527
Payable for securities on loan	20,359,907
Advisory fee payable	53,429
Distribution Plan expenses payable	10,239
Due to other related parties	23,830
Accrued expenses and other liabilities	90,254

Total liabilities	42,669,117

Net assets	$1,349,780,344

Net assets represented by
Paid-in capital	$1,329,349,384
Overdistributed net investment income	(2,706,049)
Accumulated net realized gains on investments	14,862,550
Net unrealized gains on investments	8,274,459

Total net assets	$1,349,780,344

Net assets consists of
Class A	$323,229,572
Class B	10,505,676
Class C	32,629,966
Class I	979,129,620
Class IS	4,285,510

Total net assets	$1,349,780,344

Shares outstanding (unlimited number of shares authorized)
Class A	28,724,524
Class B	932,107
Class C	2,907,459
Class I	87,054,952
Class IS	380,056

Net asset value per share
Class A	$11.25
Class A — Offering price (based on sales charge of 4.75%)	$11.81
Class B	$11.27
Class C	$11.22
Class I	$11.25
Class IS	$11.28

See Notes to Financial Statements

STATEMENT OF OPERATIONS

Six Months Ended April 30, 2010 (unaudited)

Investment income
Interest (net of foreign withholding taxes of $5,966)	$30,954,482
Securities lending	2,959
Income from affiliated issuers	2,443

Total investment income	30,959,884

Expenses
Advisory fee	3,219,069
Distribution Plan expenses
Class A	351,594
Class B	55,264
Class C	170,231
Class IS	5,764
Administrative services fee	665,486
Transfer agent fees	862,175
Trustees’ fees and expenses	28,863
Printing and postage expenses	60,400
Custodian and accounting fees	556,260
Registration and filing fees	117,518
Professional fees	37,003
Other	15,907

Total expenses	6,145,534
Less: Expense reductions	(144)

Net expenses	6,145,390

Net investment income	24,814,494

Net realized and unrealized gains or losses on investments
Net realized gains on:
Securities in unaffiliated issuers	5,618,974
Foreign currency related transactions	14,314,776

Net realized gains on investments	19,933,750

Net change in unrealized gains or losses on:
Securities in unaffiliated issuers	(38,184,667)
Foreign currency related transactions	(20,590,036)

Net change in unrealized gains or losses on investments	(58,774,703)

Net realized and unrealized gains or losses on investments	(38,840,953)

Net decrease in net assets resulting from operations	$(14,026,459)

See Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended April 30, 2010 (unaudited)		Year Ended October 31, 2009

Operations
Net investment income		$24,814,494		$40,268,446
Net realized gains on investments		19,933,750		44,849,089
Net change in unrealized gains or losses on investments		(58,774,703)		167,440,075

Net increase (decrease) in net assets resulting from operations		(14,026,459)		252,557,610

Distributions to shareholders from
Net investment income
Class A		(5,413,751)		(10,528,710)
Class B		(97,113)		(1,309,422)
Class C		(377,316)		(2,364,573)
Class I		(21,221,473)		(115,690,193)
Class IS		(82,703)		(655,205)

Total distributions to shareholders		(27,192,356)		(130,548,103)

	Shares		Shares

Capital share transactions
Proceeds from shares sold
Class A	13,272,458	152,793,558	19,690,188	211,640,302
Class B	81,302	931,932	339,383	3,528,405
Class C	599,289	6,899,562	1,787,921	19,299,059
Class I	12,672,871	145,314,911	27,810,969	298,522,681
Class IS	3,061	35,090	20,352	214,073

		305,975,053		533,204,520

Net asset value of shares issued in reinvestment of distributions
Class A	394,445	4,522,314	817,384	8,581,506
Class B	6,078	69,106	86,273	907,390
Class C	19,207	218,799	133,596	1,401,984
Class I	980,618	11,256,513	5,170,144	54,201,138
Class IS	4,472	51,412	30,817	324,071

		16,118,144		65,416,089

Automatic conversion of Class B shares to Class A shares
Class A	8,623	101,401	85,715	908,473
Class B	(8,667)	(101,401)	(85,793)	(908,473)

		0		0

Payment for shares redeemed
Class A	(6,242,801)	(72,037,340)	(5,732,906)	(60,514,450)
Class B	(153,472)	(1,757,278)	(330,260)	(3,465,811)
Class C	(606,437)	(6,917,856)	(769,360)	(8,185,782)
Class I	(12,632,262)	(143,685,892)	(34,128,766)	(355,776,679)
Class IS	(53,934)	(614,314)	(116,773)	(1,215,128)

		(225,012,680)		(429,157,850)

Net increase in net assets resulting from capital share transactions		97,080,517		169,462,759

Total increase in net assets		55,861,702		291,472,266
Net assets
Beginning of period		1,293,918,642		1,002,446,376

End of period		$1,349,780,344		$1,293,918,642

Overdistributed net investment income		$(2,706,049)		$(328,187)

See Notes to Financial Statements

NOTES TO FINANCIAL STATEMENTS (unaudited)

1. ORGANIZATION

Evergreen International Bond Fund (the “Fund”) is a diversified series of Evergreen Select Fixed Income Trust (the “Trust”), a Delaware statutory trust organized on September 18, 1997. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”).

The Fund offers Class A, Class B, Class C, Class I and Class IS shares. Class A shares are sold with a front-end sales charge. However, Class A share investments of $1 million or more are not subject to a front-end sales charge, but are subject to a contingent deferred sales charge of 1.00% upon redemption within 18 months. Class B shares are available for purchase only through (i) an exchange transaction in which Class B shares of another Evergreen fund are exchanged or (ii) the Fund’s dividend reinvestment program. Class B shares are sold without a front-end sales charge, but are subject to a contingent deferred sales charge that is payable upon redemption and decreases depending on how long the shares had been held. Class C shares are sold without a front-end sales charge, but are subject to a contingent deferred sales charge that is payable upon redemption within one year. Class I and Class IS shares are sold without a front-end sales charge or contingent deferred sales charge. Each class of shares, except Class I shares, pays an ongoing distribution fee.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America, which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates. Management has considered the circumstances under which the Fund should recognize or make disclosures regarding events or transactions occurring subsequent to the balance sheet date through the date the financial statements are issued. Adjustments or additional disclosures, if any, have been included in these financial statements.

a. Valuation of investments

Portfolio debt securities acquired with more than 60 days to maturity are fair valued using matrix pricing methods determined by an independent pricing service which takes into consideration such factors as similar security prices, yields, maturities, liquidity and ratings. Securities for which valuations are not readily available from an independent pricing service may be valued by brokers which use prices provided by market makers or estimates of fair market value obtained from yield data relating to investments or securities with similar characteristics.

In January 2010, the Fund changed its pricing for all evaluated prices for taxable fixed income securities from mean to bid prices. The change was the result of EIMC’s analysis of which price estimate (mean or bid) provided the better estimate of value. The estimated

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

impact on the Fund’s net asset value (NAV) per share on the day of the change was a decrease of approximately $0.03.

Short-term securities of sufficient credit quality with remaining maturities of 60 days or less at the time of purchase are valued at amortized cost, which approximates fair value.

Investments in open-end mutual funds are valued at net asset value. Securities for which market quotations are not readily available or not reflective of current fair value are valued at fair value as determined by the investment advisor in good faith, according to procedures approved by the Board of Trustees.

The valuation techniques used by the Fund to measure fair value are consistent with the market approach, income approach and/or cost approach, where applicable, for each security type.

b. Foreign currency translation

All assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for that portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses on investments.

c. Forward foreign currency contracts

The Fund is subject to foreign currency exchange rate risk in the normal course of pursuing its investment objectives. A forward foreign currency contract is an agreement between two parties to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund enters into forward foreign currency contracts to facilitate transactions in foreign-denominated securities and to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. Forward foreign currency contracts are recorded at the forward rate and marked-to-market daily. When the contracts are closed, realized gains and losses arising from such transactions are recorded as realized gains or losses on foreign currency related transactions. The Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably. The Fund’s maximum risk of loss from counterparty credit risk is the unrealized gains or losses on the contracts. This risk is mitigated by having a master netting arrangement between the Fund and the counterparty.

d. When-issued and delayed delivery transactions

The Fund records when-issued or delayed delivery securities as of trade date and maintains security positions such that sufficient liquid assets will be available to make payment

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked-to-market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

e. Securities lending

The Fund may lend its securities to certain qualified brokers in order to earn additional income. The Fund receives compensation in the form of fees or interest earned on the investment of any cash collateral received. The Fund also continues to receive interest and dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a market value at least equal to the market value of the securities on loan, including accrued interest. In the event of default or bankruptcy by the borrower, the Fund could experience delays and costs in recovering the loaned securities or in gaining access to the collateral. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

f. Security transactions and investment income

Security transactions are recorded on trade date. Realized gains and losses are computed using the specific cost of the security sold. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums. To the extent debt obligations are placed on non-accrual status, any related interest income may be reduced by writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. If the issuer subsequently resumes interest payments or when the collectibility of interest is reasonably assured, the debt obligation is removed from non-accrual status. Foreign income and capital gains realized on some securities may be subject to foreign taxes, which are accrued as applicable.

g. Federal and other taxes

The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income, including any net capital gains (which have already been offset by available capital loss carryovers). Accordingly, no provision for federal taxes is required. The Fund’s income and excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal, Massachusetts and Delaware revenue authorities.

h. Distributions

Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

i. Class allocations

Income, common expenses and realized and unrealized gains and losses are allocated to the classes based on the relative net assets of each class. Distribution fees, if any, are calculated

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

3. ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Evergreen Investment Management Company, LLC (“EIMC”), a subsidiary of Wells Fargo & Company (“Wells Fargo”), is the investment advisor to the Fund and is paid an annual fee starting at 0.52% and declining to 0.45% as average daily net assets increase. For the six months ended April 30, 2010, the advisory fee was equivalent to an annual rate of 0.48% of the Fund’s average daily net assets.

First International Advisors, LLC, an affiliate of EIMC and a majority-owned subsidiary of Wells Fargo, is the investment sub-advisor to the Fund and is paid by EIMC for its services to the Fund.

The Fund may invest in money market funds which are advised by EIMC. Income earned on these investments is included in income from affiliated issuers on the Statement of Operations.

EIMC also serves as the administrator to the Fund providing the Fund with facilities, equipment and personnel. EIMC is paid an annual rate determined by applying percentage rates to the aggregate average daily net assets of the Evergreen funds (excluding money market funds) starting at 0.10% and declining to 0.05% as the aggregate average daily net assets of the Evergreen funds (excluding money market funds) increase. For the six months ended April 30, 2010, the administrative services fee was equivalent to an annual rate of 0.10% of the Fund’s average daily net assets.

Evergreen Service Company, LLC (“ESC”), an affiliate of EIMC and a subsidiary of Wells Fargo, is the transfer and dividend disbursing agent for the Fund. ESC receives account fees that vary based on the type of account held by the shareholders in the Fund. For the six months ended April 30, 2010, the transfer agent fees were equivalent to an annual rate of 0.13% of the Fund’s average daily net assets.

4. DISTRIBUTION PLANS

Wells Fargo Funds Distributor, LLC (“WFFD”), a wholly-owned subsidiary of Wells Fargo serves as distributor of the Fund’s shares. Prior to January 4, 2010, Evergreen Investment Services, Inc. (“EIS”), an affiliate of EIMC and a subsidiary of Wells Fargo, served as distributor of the Fund’s shares. The Fund has adopted Distribution Plans, as allowed by Rule 12b-1 of the 1940 Act, for each class of shares, except Class I. Under the Distribution Plans, the Fund is permitted to pay distribution fees at an annual rate of up to 0.75% of the average daily net assets for each of Class A and Class IS shares and up to 1.00% of the average daily net assets for each of Class B and Class C shares. However, currently the distribution fees for Class A and Class IS shares are limited to 0.25% of the average daily net assets of each class.

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

For the six months ended April 30, 2010, WFFD and/or EIS received $15,942 from the sale of Class A shares and $881, $17,329 and $6,768 in contingent deferred sales charges from redemptions of Class A, Class B and Class C shares, respectively.

5. INVESTMENT TRANSACTIONS

Cost of purchases and proceeds from sales of investment securities (excluding short-term securities) were $532,008,667 and $403,070,322, respectively, for the six months ended April 30, 2010.

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

As of April 30, 2010, the inputs used in valuing the Fund’s assets, which are carried at fair value, were as follows:

Investments in Securities	Quoted Prices (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total

Corporate bonds	$0	$23,711,474	$0	$23,711,474
Foreign bonds – corporate	0	425,558,100	0	425,558,100
Foreign bonds – government	0	819,900,050	0	819,900,050
Yankee obligations – corporate	0	44,305,462	0	44,305,462
Yankee obligations – government	0	8,321,101	0	8,321,101
Short-term investments	36,512,181	0	0	36,512,181

	$36,512,181	$1,321,796,187	$0	$1,358,308,368

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

Further details on the major security types listed above can be found in the Schedule of Investments.

As of April 30, 2010, the inputs used in valuing the Fund’s other financial instruments, which are carried at fair value, were as follows:

Other financial instruments	Quoted Prices (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total

Forward foreign currency contracts	$0	$(14,214,811)	$0	$(14,214,811)

During the six months ended April 30, 2010, the Fund loaned securities to certain brokers. At April 30, 2010, the value of securities on loan and the total value of collateral received for securities loaned amounted to $19,985,391 and $20,359,907, respectively.

On April 30, 2010, the aggregate cost of securities for federal income tax purposes was $1,336,327,062. The gross unrealized appreciation and depreciation on securities based on tax cost was $45,954,382 and $23,973,076, respectively, with a net unrealized appreciation of $21,981,306.

6. DERIVATIVE TRANSACTIONS

During the six months ended April 30, 2010, the Fund entered into forward foreign currency exchange contracts for hedging purposes.

At April 30, 2010, the Fund had forward foreign currency exchange contracts outstanding as follows:

Forward Foreign Currency Exchange Contracts to Buy:

Exchange Date	Contracts to Receive		U.S. Value at April 30, 2010	In Exchange for U.S. $	Unrealized Gain (Loss)

5/6/2010	3,320,000	GBP	$4,942,045	$4,906,822	$35,223
5/6/2010	4,245,000,000	JPY	45,190,823	47,526,282	(2,335,459)
5/28/2010	4,239,000,000	JPY	45,135,575	47,067,053	(1,931,478)
6/9/2010	1,100,000	EUR	1,464,780	1,478,521	(13,741)
8/6/2010	3,835,000,000	JPY	40,864,130	40,818,281	45,849

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

Forward Foreign Currency Exchange Contracts to Buy:

Exchange Date	Contracts to Receive		U.S. Value at April 30, 2010	In Exchange for		U.S. Value at April 30, 2010	Unrealized Gain (Loss)

5/6/2010	2,125,000,000	JPY	$22,622,026	15,852,767	GBP	$24,255,445	$(1,633,419)
5/6/2010	19,702,767	GBP	30,146,118	2,844,705,196	JPY	30,283,762	(137,644)
5/28/2010	28,631,447	EUR	38,124,658	3,646,000,000	JPY	38,821,493	(696,835)
5/28/2010	3,224,000,000	JPY	34,328,166	26,437,498	EUR	35,203,271	(875,105)
5/28/2010	2,770,000,000	JPY	29,494,113	22,319,810	EUR	29,720,298	(226,185)
6/25/2010	6,050,000,000	JPY	64,436,785	73,997,065	AUD	68,062,930	(3,626,145)
7/1/2010	26,183,797	EUR	34,868,989	38,735,000	AUD	35,603,813	(734,824)
7/1/2010	9,760,000,000	JPY	103,957,567	78,333,802	EUR	104,317,204	(359,637)
7/13/2010	5,967,475,500	JPY	63,570,158	90,300,000	NZD	65,327,938	(1,757,780)

Forward Foreign Currency Exchange Contracts to Sell:

Exchange Date	Contracts to Deliver		U.S. Value at April 30, 2010	In Exchange for U.S. $	Unrealized Gain (Loss)

5/6/2010	7,080,000	GBP	$10,832,718	$10,629,346	$(203,372)
5/6/2010	3,525,294,804	JPY	37,529,087	37,487,184	(41,903)
5/19/2010	1,430,000	EUR	1,904,077	1,959,901	55,824
5/28/2010	1,380,000,000	JPY	14,693,818	14,848,129	154,311
6/9/2010	2,430,000	EUR	3,235,833	3,303,342	67,509

The Fund had average contract amounts of $643,087,354 and $101,934,397 in forward foreign currency exchange contracts to buy and forward foreign currency exchange contracts to sell, respectively, during the six months ended April 30, 2010.

A summary of derivative instruments by primary risk exposure is outlined in the following tables, unless the only primary risk exposure category is already reflected in the appropriate financial statements.

The effect of derivative instruments on the Statement of Operations for the six months ended April 30, 2010 was as follows:

	Location of gains or losses on derivatives	Realized gains or losses on derivatives	Change in unrealized gains or losses on derivatives

Forward foreign currency contracts	Net realized gains on foreign currency related transactions/Net change in unrealized gains or losses on foreign currency related transactions	$1,297,415	$(20,451,798)

7. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the SEC, the Fund may participate in an interfund lending program with certain funds in the Evergreen fund family. This program allows the Fund to borrow from, or lend money to, other participating funds. During the

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

six months ended April 30, 2010, the Fund did not participate in the interfund lending program.

8. EXPENSE REDUCTIONS

Through expense offset arrangements with ESC and the Fund’s custodian, a portion of fund expenses has been reduced.

9. DEFERRED TRUSTEES’ FEES

Each Trustee of the Fund may defer any or all compensation related to performance of his or her duties as a Trustee. The Trustees’ deferred balances are allocated to deferral accounts, which are included in the accrued expenses for the Fund. The investment performance of the deferral accounts is based on the investment performance of certain Evergreen funds. Any gains earned or losses incurred in the deferral accounts are reported in the Fund’s Trustees’ fees and expenses. At the election of the Trustees, the deferral account will be paid either in one lump sum or in quarterly installments for up to ten years.

10. FINANCING AGREEMENT

The Fund and certain other Evergreen funds share in a $100 million unsecured revolving credit commitment for temporary and emergency purposes, including the funding of redemptions, as permitted by each participating fund’s borrowing restrictions. Borrowings under this facility bear interest at the higher of the Federal Funds rate plus 1.25% or LIBOR plus 1.25%. All of the participating funds are charged an annual commitment fee of 0.145% on the unused balance, which is allocated pro rata. During the six months ended April 30, 2010, the Fund had no borrowings under this agreement.

11. CONCENTRATION OF RISK

The Fund may invest a substantial portion of its assets in sovereign debt instruments issued or guaranteed by foreign governments or their agencies and, therefore, may be more affected by changes in those foreign governments than would be a comparable mutual fund that is not heavily weighted in any foreign governments. Sovereign debt of developing countries may involve a high degree of risk, and may be in default or present the risk of default. Governmental entities responsible for repayment of the debt may be unable or unwilling to repay principal and interest when due, and may require renegotiation or rescheduling of debt payments. In addition, prospects for repayment of principal and interest may depend on political as well as economic factors.

12. REGULATORY MATTERS AND LEGAL PROCEEDINGS

The Evergreen funds, EIMC and certain of EIMC’s affiliates are involved in various legal actions, including private litigation and class action lawsuits, and are and may in the future be subject to regulatory inquiries and investigations.

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

EIMC and EIS have reached final settlements with the Securities and Exchange Commission (“SEC”) and the Securities Division of the Secretary of the Commonwealth of Massachusetts (“Commonwealth”) primarily relating to the liquidation of Evergreen Ultra Short Opportunities Fund (“Ultra Short Fund”). The claims settled include the following: first, that during the period February 2007 through Ultra Short Fund’s liquidation on June 18, 2008, Ultra Short Fund’s former portfolio management team failed to properly take into account readily-available information in valuing certain non-agency residential mortgage-backed securities held by the Ultra Short Fund, resulting in the Ultra Short Fund’s net asset value (“NAV”) being overstated during the period; second, that EIMC and EIS acted inappropriately when, in an effort to explain the decline in Ultra Short Fund’s NAV, certain information regarding the decline was communicated to some, but not all, shareholders and financial intermediaries; third, that the Ultra Short Fund portfolio management team did not adhere to regulatory requirements for affiliated cross trades in executing trades with other Evergreen funds; and finally, that from at least September 2007 to August 2008, EIS did not preserve certain text and instant messages transmitted via personal digital assistant devices. In settling these matters, EIMC and EIS have agreed to payments totaling $41,125,000, up to $40,125,000 of which will be distributed to eligible shareholders of Ultra Short Fund pursuant to a methodology and plan approved by the regulators. EIMC and EIS neither admitted nor denied the regulators’ conclusions.

In addition, the U.S. District Court for the District of Massachusetts has consolidated three purported class actions into In re Evergreen Ultra Short Opportunities Fund Securities Litigation. The plaintiffs filed a consolidated amended complaint on April 30, 2009 against various Evergreen entities, including EIMC and EIS, the Evergreen funds’ former distributor, and Evergreen Fixed Income Trust and its Trustees. The complaint generally alleges that investors in Ultra Short Fund suffered losses as a result of (i) misleading statements in Ultra Short Fund’s registration statement and prospectus, (ii) the failure to accurately price securities in Ultra Short Fund at different points in time and (iii) the failure of Ultra Short Fund’s risk disclosures and description of its investment strategy to inform investors adequately of the actual risks of the fund. The complaint seeks damages in an amount to be determined at trial.

EIMC does not expect that any of the legal actions, inquiries or settlement of regulatory matters will have a material adverse impact on the financial position or operations of the Fund to which these financial statements relate. Any publicity surrounding or resulting from any legal actions or regulatory inquiries involving EIMC or its affiliates or any of the Evergreen Funds could result in reduced sales or increased redemptions of Evergreen fund shares, which could increase Evergreen fund transaction costs or operating expenses or have other adverse consequences on the Evergreen funds, including the Fund.

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

13. SUBSEQUENT DISTRIBUTIONS

On June 10, 2010, the Fund declared distributions from net investment income to shareholders of record on June 9, 2010. The per share amounts payable on June 11, 2010 were as follows:

Net Investment Income

Class A	$0.1019
Class B	0.0806
Class C	0.0798
Class I	0.1085
Class IS	0.1019

These distributions are not reflected in the accompanying financial statements.

14. REORGANIZATION

At a Special Meeting of Shareholders of the Fund held on June 8, 2010, the shareholders approved a plan to merge the Fund into Wells Fargo Advantage International Bond Fund. The merger is scheduled to take place on or about July 9, 2010.

ADDITIONAL INFORMATION (unaudited)

SPECIAL MEETING OF SHAREHOLDERS

On June 8, 2010, a Special Meeting of Shareholders for the Fund was held to consider the following proposal. The results of the proposal are indicated below.

Proposal 1 — To approve the proposed reorganization of the Fund into Wells Fargo Advantage International Bond Fund, which will be a new series of Wells Fargo Funds Trust, a Delaware statutory trust:

Net assets voted “For”	$854,265,859
Net assets voted “Against”	$5,975,226
Net assets voted “Abstain”	$9,064,521

This page left intentionally blank

TRUSTEES AND OFFICERS

TRUSTEES[1]
Dr. Leroy Keith, Jr. Trustee DOB: 2/14/1939 Term of office since: 1983 Other directorships: Trustee, Phoenix Fund Complex (consisting of 46 portfolios as of 12/31/2009)

Chairman, Bloc Global Services (development and construction); Former Managing Director, Almanac Capital Management (commodities firm); Trustee, Phoenix Fund Complex; Director, Diversapack Co. (packaging company); Former Partner, Stonington Partners, Inc. (private equity fund); Former Director, Obagi Medical Products Co.

Carol A. Kosel Trustee DOB: 12/25/1963 Term of office since: 2008 Other directorships: None

Former Consultant to the Evergreen Boards of Trustees; Former Vice President and Senior Vice President, Evergreen Investments, Inc.; Former Treasurer, Evergreen Funds; Former Treasurer, Vestaur Securities Fund

Gerald M. McDonnell Trustee DOB: 7/14/1939 Term of office since: 1988 Other directorships: None	Consultant, Rock Hill Metals Consultants LLC (Metals Consultant to steel industry); Former Manager of Commercial Operations, CMC Steel (steel producer)

Patricia B. Norris Trustee DOB: 4/9/1948 Term of office since: 2006 Other directorships: None

President and Director of Buckleys of Kezar Lake, Inc. (real estate company); Former President and Director of Phillips Pond Homes Association (home community); Former Partner, PricewaterhouseCoopers, LLP (independent registered public accounting firm)

William Walt Pettit[2] Trustee DOB: 8/26/1955 Term of office since: 1988 Other directorships: None

Shareholder, Rogers, Townsend & Thomas, PC (law firm); Director, Superior Packaging Corp. (packaging company); Member, Superior Land, LLC (real estate holding company), Member, K&P Development, LLC (real estate development); Former Vice President, Kellam & Pettit, P.A. (law firm); Former Director, National Kidney Foundation of North Carolina, Inc. (non-profit organization)

David M. Richardson Trustee DOB: 9/19/1941 Term of office since: 1982 Other directorships: None

President, Richardson, Runden LLC (executive recruitment advisory services); Director, J&M Cumming Paper Co. (paper merchandising); Former Trustee, NDI Technologies, LLP (communications); Former Consultant, AESC (The Association of Executive Search Consultants)

Russell A. Salton III, MD Trustee DOB: 6/2/1947 Term of office since: 1984 Other directorships: None	President/CEO, AccessOne MedCard, Inc.

Michael S. Scofield Trustee DOB: 2/20/1943 Term of office since: 1984 Other directorships: None	Retired Attorney, Law Offices of Michael S. Scofield; Former Director and Chairman, Branded Media Corporation (multi-media branding company)

Richard J. Shima Trustee DOB: 8/11/1939 Term of office since: 1993 Other directorships: None	Independent Consultant; Director, Hartford Hospital; Trustee, Greater Hartford YMCA; Former Director, Trust Company of CT; Former Trustee, Saint Joseph College (CT)

TRUSTEES AND OFFICERS continued

Richard K. Wagoner, CFA[3] Trustee DOB: 12/12/1937 Term of office since: 1999 Other directorships: None	Member and Former President, North Carolina Securities Traders Association; Member, Financial Analysts Society

OFFICERS
W. Douglas Munn[4] President DOB: 4/21/1963 Term of office since: 2009

Principal occupations: President and Chief Executive Officer, Evergreen Investment Company, Inc.; Chief Operating Officer, Wells Fargo Funds Management, LLC; Former Chief Operating Officer, Evergreen Investment Company, Inc.

Kasey Phillips[4] Treasurer DOB: 12/12/1970 Term of office since: 2005	Principal occupations: Senior Vice President, Evergreen Investment Management Company, LLC; Treasurer, Wells Fargo Advantage Funds; Former Vice President, Evergreen Investment Services, Inc.

Michael H. Koonce[4] Secretary DOB: 4/20/1960 Term of office since: 2000

Principal occupations: Managing Counsel, Wells Fargo & Company; Secretary and Senior Vice President, Alternative Strategies Brokerage Services, Inc.; Evergreen Investment Services, Inc.; Secretary and Senior Vice President, Evergreen Investment Management Company, LLC and Evergreen Service Company, LLC

Robert Guerin[4] Chief Compliance Officer DOB: 9/20/1965 Term of office since: 2007

Principal occupations: Chief Compliance Officer, Evergreen Funds and Senior Vice President of Evergreen Investment Company, Inc.; Compliance Manager, Wells Fargo Funds Management Group; Former Managing Director and Senior Compliance Officer, Babson Capital Management LLC; Former Principal and Director, Compliance and Risk Management, State Street Global Advisors; Former Vice President and Manager, Sales Practice Compliance, Deutsche Asset Management

1

Each Trustee serves until a successor is duly elected or qualified or until his or her death, resignation, retirement or removal from office. Each Trustee oversaw 74 Evergreen funds as of December 31, 2009. Correspondence for each Trustee may be sent to Evergreen Board of Trustees, P.O. Box 20083, Charlotte, NC 28202.

2

It is possible that Mr. Pettit may be viewed as an “interested person” of the Evergreen funds, as defined in the 1940 Act, because of his law firm’s representation of affiliates of Wells Fargo & Company, the parent to the Evergreen funds’ investment advisor, EIMC. The Trustees are treating Mr. Pettit as an interested trustee for the time being.

3	Mr. Wagoner is an “interested person” of the Evergreen funds because of his ownership of shares in Wells Fargo & Company, the parent to the Evergreen funds’ investment advisor.
4	The address of the Officer is 200 Berkeley Street, Boston, MA 02116.

Additional information about the Fund’s Board of Trustees and Officers can be found in the Statement of Additional Information (SAI) and is available upon request without charge by calling 800.343.2898.

123674 566678 rv7 06/2010

Item 2 - Code of Ethics

Not required for this semi-annual filing.

Item 3 - Audit Committee Financial Expert

Not required for this semi-annual filing.

Items 4 – Principal Accountant Fees and Services

Not required for this semi-annual filing.

Items 5 – Audit Committee of Listed Registrants

Not applicable.

Item 6 – Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8 – Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10 – Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of trustees that have been implemented since the Registrant last provided disclosure in response to the requirements of this Item.

Item 11 - Controls and Procedures

(a)

The Registrant’s principal executive officer and principal financial officer have evaluated the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) within 90 days of this filing and have concluded that the Registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the Registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b)

There has been no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to affect, the Registrant’s internal control over financial reporting .

Item 12 - Exhibits

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a)

Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the Registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

(b)(1)

Separate certifications for the Registrant’s principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as EX99.CERT.

(b)(2)

Separate certifications for the Registrant’s principal executive officer and principal financial officer, as required by Section 1350 of Title 18 of United States Code, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, and Rule 30a-2(b) under the Investment Company Act of 1940, are attached as EX99.906CERT. The certifications furnished pursuant to this paragraph are not deemed to be “filed” for purposes of Section 18 of the Securities Exchange Act of 1934, or otherwise subject to the liability of that section. Such certifications are not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the Registrant specifically incorporates them by reference.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Evergreen Select Fixed Income Trust

By:	/s/ W. Douglas Munn

W. Douglas Munn
Principal Executive Officer

Date: June 29, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ W. Douglas Munn

W. Douglas Munn
Principal Executive Officer

Date: June 29, 2010

By:	/s/ Kasey Phillips

Kasey Phillips
Principal Financial Officer

Date: June 29, 2010